Prepayments and Other Receivables (Details) - EUR (€) € in Thousands	Dec. 31, 2024	Dec. 31, 2023
Prepayments and Other Receivables.
Prepayments	€ 2,410	€ 793
Other receivables.	835	745
Accrued income from Rett Syndrome Research Trust	502
Total Prepayments and Other Receivables	€ 3,747	€ 1,538